Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries
As of May 31, 2020, details of the Company’s major subsidiaries, its VIEs and the VIEs’ major subsidiaries and schools were as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Major subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational technology and management services
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational consulting
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
Koolearn Holding	February 7, 2018	Cayman Islands	53.22%	Online education service
New Oriental Xuncheng Technology (HK) Limited (“Koolearn Tech”)	March 2, 2018	Hong Kong	53.22%	Online education service
Beijing Dexin Dongfang Network Technology Co., Ltd. (“Dexin Dongfang”)	March 21, 2018	PRC	53.22%	Educational consulting and software development
Zhuhai Chongsheng Heli Network Technology Co., Ltd (“Zhuhai Chongsheng”)	July 23, 2019	PRC	53.22%	Educational consulting and software development

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
VIEs of the Company:
New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	Online education service
Major subsidiaries and schools of the VIEs:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language training and test preparation
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary and secondary school education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language training and test preparation

Name	Date of incorporation or acquisition	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language training and test preparation
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language training and test preparation
Beijing New Oriental Dogwood Cultural Communications Co., Ltd. (“Dogwood”)	May 16, 2003	PRC	N/A	Content development and distribution
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Oversea study consulting service
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language training and test preparation
Beijing Chaoyang District Kindergarten of Stars	November 20, 2007	PRC	N/A	Pre-school education

Balances and Amounts of Company's WFOEs and VIEs
The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and the VIEs in the Group:

	As of May 31
	2018	2019	2020
	US$	US$	US$
Total current assets	2,081,374	2,179,752	2,385,315
Total non-current assets	750,316	957,650	2,463,751

Total assets	2,831,690	3,137,402	4,849,066

Total current liabilities	1,674,857	1,900,440	2,395,977
Total non-current liabilities	13,782	18,607	1,066,541

Total liabilities	1,688,639	1,919,047	3,462,518

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Net revenues	2,417,203	3,056,537	3,453,555
Net income	479,190	575,614	575,210
Net cash provided by operating activities	711,591	536,631	675,015
Net cash used in investing activities	(429,265)	(450,569)	(780,310)
Net cash used in financing activities	(96,429)	(27,691)	(45,188)